Intangible assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	$ 1,406	$ 5,214
Additions to intangible assets	1,768	154
Amortization expense	(759)	(1,696)
Impairment charges on intangible assets	(658)	(2,266)
At December 31, 2023		1,406
Impaired asset retirement adjustment	0	0
Ending balance	1,757	1,406
Cost
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	59,582	79,227
Additions to intangible assets	1,768	154
Amortization expense	0
Impairment charges on intangible assets
At December 31, 2023		79,381
Impaired asset retirement adjustment	6,269	19,799
Ending balance	55,081	59,582
Accumulated depreciation
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	(58,176)	(74,013)
Additions to intangible assets	0	0
Amortization expense	759	1,696
Impairment charges on intangible assets	(658)	(2,266)
At December 31, 2023		77,975
Impaired asset retirement adjustment	(6,269)	(19,799)
Ending balance	$ (53,324)	$ (58,176)